Subsequent Events (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2023	Jan. 19, 2023	Oct. 17, 2022	Jul. 13, 2022	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 20, 2023	Sep. 30, 2022	Mar. 18, 2022	Jun. 26, 2020
Subsequent Events (Details) [Line Items]
Additional deposits									$ 0.08
Aggregate amount shares (in Shares)			2,375,991	1,025,281	258		159,203
Aggregate amount					$ 2,820
Stock redeemed per share (in Dollars per share)					$ 10.93	$ 10.93
Price per share (in Dollars per share)	$ 0.08		$ 10.6	$ 10.48	0.1	$ 0.1	$ 0.1	$ 0.08		$ 10.3	$ 10
Aggregate amount per shares (in Dollars per share)					$ 10.72		$ 10.72
Nukkleus [Member]
Subsequent Events (Details) [Line Items]
Redeemed aggregate amount							$ 1,706,347
Nukkleus Inc.[Member]
Subsequent Events (Details) [Line Items]
Aggregate principal					$ 32,450	$ 32,450
Aggregate principal amount						$ 154,150
Price per share (in Dollars per share)									$ 1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Outstanding promissory note								$ 32,450
Aggregate principal amount		$ 21,350
Price per share (in Dollars per share)		$ 0.04						$ 0.08
Undertook description		Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding.
Termination shares (in Shares)	100,000
Subsequent Event [Member] | Nukkleus [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 32,500